Accounts Receivable and Notes Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable and Notes Receivable, Net
3.	ACCOUNTS RECEIVABLE AND NOTES RECEIVABLE, NET

Accounts receivable and notes receivable, net consisted of the following:

	December 31,
	2014	2015
Accounts receivable	$10,603	$22,907
Notes receivable	429	—
Less: allowance for doubtful accounts	(599)	(1,043)

Accounts receivable and notes receivable, net	$10,433	$21,864

Movement of allowance for doubtful accounts was as follows:

	2013	2014	2015
Balance at beginning of the year	$7,796	$543	$599
Charge to expenses	37	426	474
Reversal	(356)	(362)	—
Written-off	(6,949)	—	—
Exchange difference	15	(8)	(30)

Balance at end of the year	$543	$599	$1,043